Significant accounting policies	12 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Significant accounting policies	Significant accounting policies
(a)Basis for preparation of consolidated financial statements - Predecessor method
Lavoro became the Group’s legal holding company through the corporate reorganization described in Note 1 (b). Such corporate reorganization was recorded at book value since it is a transaction under common control.
Under IFRS there is no specific guidance applicable to business combinations of entities under common control, as IFRS 3, excludes business combinations between such entities from its scope.
Due to the lack of specific guidance the Group has established an accounting policy as required by IAS 8 — Accounting Policies, Changes in Accounting Estimates and Errors. In doing so, the Group considered guidance of other standards-setting bodies that use a similar conceptual framework to develop accounting standards as well as the accounting practices of entities subject to those standards such as the United States of America and the United Kingdom.
As a result, the Group accounted for the corporate reorganizations using the predecessor method of accounting, and the consolidated financial statements are presented “as if” the historical consolidated operations of Lavoro Brazil, Crop Care and Lavoro Colombia were the predecessor of Lavoro. Under the predecessor method, the historical operations of the Group prior to the corporate reorganizations are deemed to be those of Lavoro. Thus, these consolidated financial statements reflect:
•the historical operating results and financial position of Lavoro Brazil, Crop Care and Lavoro Colombia on a combined basis prior to the corporate reorganizations
•the assets and liabilities of Lavoro Brazil, Crop Care and Lavoro Colombia at their historical cost; and
•Lavoro’s earnings per share: the number of ordinary shares issued by Lavoro, as a result of the corporate reorganization is reflected retroactively, for the purposes of calculating earnings per share in all prior years presented.
The consolidated financial statements as of June 30, 2024, 2023 and 2022 have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (“IASB”).
The Group has prepared the financial statements on the basis that it will continue to operate as a going concern. The Executive Management consider that there are no material uncertainties that may cast significant doubt over this assumption. They have formed a judgement that there is a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, and not less than 12 months from the end of the reporting period.
The consolidated financial statements have been prepared under the historical cost basis, except for financial assets and financial liabilities (including commodity forward contracts and derivative instruments) at fair value through profit or loss.
The consolidated financial statements are presented in Brazilian reais (“BRL” or “R$”), which is the Group’s functional and presentation currency. All amounts are rounded to the nearest thousand (R$000), except when otherwise indicated.
On October 31, 2024, the issuance of the consolidated financial statements was approved by the Group’s Board of Directors.
(b)Significant accounting judgments, estimates and assumptions
Use of critical accounting estimates and judgments
The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, revenues, income and expenses. These estimates are based on management’s experience and knowledge, information available at the reporting date and other factors, including expectations of future events that are believed to be reasonable under normal circumstances. Any changes in facts and circumstances may lead to a revision of these estimates. Actual results could differ from these estimates.
The estimates and assumptions are revised on an ongoing basis. Revisions to estimates are recognized on a forward-looking basis. The significant estimates and judgments applied by the Group in the preparation of these consolidated financial statements are presented in the following notes:

Note	Significant estimates and judgments
11	Commodity forward contract
16	Impairment testing of non-financial assets
22	Business combination
23	SPAC Transaction
24	Deferred income taxes recoverability
(c)Basis of combination/consolidation procedures
Lavoro’s fiscal year end is June 30. The consolidated financial statements are prepared for the same reporting periods, using consistent accounting policies.
All unrealized intra-group and intercompany balances, transactions, gains and losses relating to transactions between group companies were eliminated in full.
The consolidated financial statements include the following subsidiaries of Lavoro Limited:

			Equity interest
Name	Core activities	Location	2024	2023	2022
Corporate:
Lavoro Agro Limited (iii)	Holding	George Town – Cayman Island	100%	100%	—%
Lavoro America Inc. (iii)	Holding	California - USA	100%	100%	—%
Lavoro Merger Sub II Limited(iii)	Holding	George Town – Cayman Island	100%	100%	—%
Lavoro Agro Cayman II(iii)	Holding	George Town – Cayman Island	100%	100%	—%
Lavoro Latam SL(iii)	Holding	Madrid - Spain	100%	100%	—%
Lavoro Uruguay S.A. (formerly Malinas SA) (iii)	Holding	Montevideu – Uruguay	100%	100%	—%
Lavoro Brazil:
Lavoro Agro Holding S.A.	Holding	São Paulo – Brazil	100%	100%	100%

Lavoro Agrocomercial S.A. (ii)	Distributor of agricultural inputs	Rondonópolis – Brazil	97.43%	97.42%	97.42%
Agrocontato Comércio e Representações de Produtos Agropecuários S.A. (ii)	Distributor of agricultural inputs	Sinop – Brazil	97.43%	97.42%	97.42%
PCO Comércio, Importação, Exportação e Agropecuária Ltda. (ii)	Distributor of agricultural inputs	Campo Verde – Brazil	97.43%	97.42%	97.42%
Agrovenci Distribuidora de Insumos Agrícolas Ltda. (MS) (ii)	Distributor of agricultural inputs	Chapadão do Sul – Brazil	93.60%	93.11%	86.22%
Produtiva Agronegócios Comércio e Representação Ltda.	Distributor of agricultural inputs	Paracatu – Brazil	87.40%	87.40%	87.40%
Facirolli Comércio e Representação S.A. (Agrozap)	Distributor of agricultural inputs	Uberaba – Brazil	62.61%	62.61%	62.61%
Agrovenci Comércio, Importação, Exportação e Agropecuária Ltda. (ii)	Distributor of agricultural inputs	Campo Verde – Brazil	97.43%	97.42%	97.42%
Central Agrícola Rural Distribuidora de Defensivos Ltda. (ii)	Distributor of agricultural inputs	Vilhena – Brazil	97.43%	97.42%	97.42%
Distribuidora Pitangueiras de Produtos Agropecuários S.A. (ii)	Distributor of agricultural inputs	Ponta Grossa – Brazil	93.60%	93.11%	86.22%
Produtec Comércio e Representações S.A.	Distributor of agricultural inputs	Cristalina – Brazil	87.40%	87.40%	87.40%
Qualiciclo Agrícola S.A. (ii)	Distributor of agricultural inputs	Limeira – Brazil	72.17%	66.75%	61%
Desempar Participações Ltda. (ii)	Distributor of agricultural inputs	Palmeira – Brazil	93.60%	93.11%	86.20%
Denorpi Distribuidora de Insumos Agrícolas Ltda. (ii)	Distributor of agricultural inputs	Palmeira – Brazil	93.60%	93.11%	86.20%
Deragro Distribuidora de Insumos Agrícolas Ltda. (ii)	Distributor of agricultural inputs	Palmeira – Brazil	93.60%	93.11%	86.20%
Desempar Tecnologia Ltda. (ii)	Holding	Palmeira – Brazil	93.60%	93.11%	86.20%
Futuragro Distribuidora de Insumos Agrícolas Ltda. (ii)	Distributor of agricultural inputs	Palmeira – Brazil	93.60%	93.11%	86.20%

Plenafértil Distribuidora de Insumos Agrícolas Ltda. (ii)	Distributor of agricultural inputs	Palmeira – Brazil	93.60%	93.11%	86.20%
Realce Distribuidora de Insumos Agrícolas Ltda. (ii)	Distributor of agricultural inputs	Palmeira – Brazil	93.60%	93.11%	86.20%
Cultivar Agrícola Comércio, Importação e Exportação S.A. (ii)	Distributor of agricultural inputs	Chapadão do Sul – Brazil	93.60%	93.11%	63.47%
América Insumos Agrícolas Ltda.(iv)	Distributor of agricultural inputs	Sorriso – Brazil	—%	—%	97.42%
Integra Soluções Agrícolas Ltda. (v)	Distributor of agricultural inputs	Catalão – Brazil	—%	—%	87.40%
Nova Geração Comércio e Produtos Agrícolas Ltda. (ii)	Distributor of agricultural inputs	Pinhalzinho – Brazil	72.17%	66.75%	61%
Floema Soluções Nutricionais de Cultivos Ltda. (i)	Distributor of agricultural inputs	Uberaba – Brazil	62.61%	62.61%	—%
Casa Trevo Participações S.A. (ii) (i)	Holding	Nova Prata – Brazil	79.56%	79.14%	—%
Casa Trevo Comercial Agrícola Ltda. (ii) (i)	Distributor of agricultural inputs	Nova Prata – Brazil	79.56%	79.14%	—%
CATR Comercial AgrícolaLtda. (ii) (i)	Distributor of agricultural inputs	Nova Prata – Brazil	79.56%	79.14%	—%
Sollo Sul Insumos Agrícolas Ltda. (ii) (i)	Distributor of agricultural inputs	Pato Branco – Brazil	93.60%	93.11%	—%
Dissul Insumos Agrícolas Ltda. (ii) (i)	Distributor of agricultural inputs	Pato Branco – Brazil	93.60%	93.11%	—%
Referência Agroinsumos Ltda. (i) (ii)	Distributor of agricultural inputs	Dom Pedrito - Brazil	65.52%	—%	—%
Lavoro Agro Fundo de Investimento nas Cadeias Produtivas Agroindustriais (vi)	FIAGRO	São Paulo – Brazil	5%	5%	—%
Perterra Trading S.A.	Private label products	Montevideu - Uruguay	93.60%	100%	100%
CORAM - Comércio e Representações Agrícolas Ltda. (i)	Distributor of agricultural inputs	São Paulo – Brazil	72.17%	—%	—%
Lavoro Colômbia:

Lavoro Colombia S.A.S.	Holding	Bogota – Colombia	94.90%	94.90%	94.90%
Crop Care Colombia	Distributor of agricultural inputs	Bogota - Colombia	94.90%	94.90%	94.90%
Agricultura y Servicios S.A.S.	Distributor of agricultural inputs	Ginebra - Colombia	94.90%	94.90%	94.90%
Grupo Cenagro S.A.S.	Distributor of agricultural inputs	Yumbo – Colombia	94.90%	94.90%	94.90%
Cenagral S.A.S.	Distributor of agricultural inputs	Yumbo – Colombia	94.90%	94.90%	94.90%
Grupo Gral S.A.S.	Distributor of agricultural inputs	Bogota - Colombia	94.90%	94.90%	94.90%
Agrointegral Andina S.A.S.	Distributor of agricultural inputs	Bogota – Colombia	94.90%	94.90%	94.90%
Servigral Praderas S.A.S.	Distributor of agricultural inputs	Bogota – Colombia	94.90%	94.90%	94.90%
Agroquímicos para la Agricultura Colombiana S.A.S.	Distributor of agricultural inputs	Bogota – Colombia	94.90%	94.90%	94.90%
Provecampo S.A.S. (i)	Distributor of agricultural inputs	Envigado – Colombia	94.90%	94.90%	—%
Agrointegral Andina S.A.S. (vii)	Distributor of agricultural inputs	Quito – Ecuador	100%	—%	—%
Crop Care:
Crop Care Holding S.A.	Holding	São Paulo – Brazil	100%	100%	100%
Perterra Insumos Agropecuários S.A.	Private label products	São Paulo – Brazil	100%	100%	100%
Araci Administradora de Bens S.A.	Private label products	São Paulo – Brazil	100%	100%	100%
Union Agro S.A.	Private label products	Pederneiras – Brazil	73%	73%	73%
Agrobiológica Sustentabilidade S.A.	Private label products	São Paulo – Brazil	65.13%	65.13%	65.13%
Agrobiológica Soluções Naturais Ltda.	Private label products	Leme – Brazil	65.13%	65.13%	65.13%

Cromo Indústria Química LTDA. (i)	Private label products	Estrela - Brasil	70%	70%	—%
Fundo Agrobiológico de Investimento em Direitos Creditórios (FIDC) (viii)	FIAGRO	São Paulo – Brazil	28.31%	—%	—%
(i)See note 22 of Acquisitions of subsidiaries.
(ii)Variations in equity interests are a result of capital contributions made between subsidiaries.
(iii)Refers to entities of the reorganization, see note 1.b.
(iv)América Insumos Agrícolas Ltda. was merged with another entity within the Group in November 2022.
(v)Integra Soluções Agrícolas Ltda. was merged with another entity within the Group in May 2023.
(vi)Lavoro Agro Fundo de Investimentos nas Cadeias Produtivas Agroindustriais - Direitos Creditórios was incorporated in July 2022. (see Note 19).
(vii)On February 2024, the Group incorporated the Agrointegral Andina S.A.S.
(viii)Fundo Agrobiológico de Investimento em Direitos Creditórios (FIDC) was incorporated in December 2023.
Additionally, the consolidated financial statements include the following non-consolidated affiliate company:

			Equity interest
Name	Core activities	Location	2024	2023	2022
Gestão e Transformação Consultoria S.A.	Consulting	São Paulo – Brazil	40%	40%	40%
Summary of significant accounting policies
The significant accounting policies applied in the preparation of the consolidated financial statements have been included in the related explanatory notes and are consistent in all reporting years.
(a)New accounting standards, interpretations and amendments adopted starting July 1, 2023:
The following new accounting standards, interpretations and amendments were adopted starting July 1, 2023:
•IFRS 17 Insurance Contracts;
•Definition of Accounting Estimates – Amendments to IAS 8;
•Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2;
•Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12;
•International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12
Additionally, the new standards and interpretations did not have a material effect on the consolidated financial statements.
(b)New accounting standards, interpretations and amendments issued but not yet effective
Some accounting standards and interpretations have been issued, but are not yet effective.
The Group has not early adopted any of these standards and does not expect these standards to have a material impact on the financial statements in subsequent periods.
New and amended standards and interpretations issued, but not yet effective up to the date of the issuance of the Group’s consolidated financial statements are as follows:
•Amendments to IAS 1: Classification of Liabilities as Current or Noncurrent;
•Amendments to IFRS 16: Lease Liability in a Sale and Leaseback;
•Amendments to IAS 7 and IFRS 7: Supplier Finance Arrangemets ;
•Amendments to IAS 21: Lack of exchangeability.
The Group intends to adopt these new standards, amendments and interpretations, if applicable, when they become effective; and the Group does not expect them to have a material impact on the financial statements.
(c)Foreign currency
(i) Functional currency and presentation
The consolidated financial statements are presented in Brazilian reais (“R$”), which is the Group’s functional currency.
The Group determines the functional currency of each of the consolidated entities. Items included in the financial statements of each entity are measured using that functional currency. The functional currency for the majority of the Group’s entities is the Brazilian real. (Brazil Ag Retail and Crop Care – see Note 5), except for the companies in Colombia, whose functional currency is the Colombian peso (COP$).
For consolidation, the operations in Colombia are translated into Brazilian reais, as follows:
(i)Assets and liabilities are translated into Reais at the closing exchange as of the reporting date;
(ii)Profit or loss items are translated at the average monthly exchange rate; and
(iii)Exchange differences arising on translation are recognized in other comprehensive income.
On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is reclassified to profit or loss. Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising from the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange as of the reporting date.
(ii) Transactions and balances
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange as of the reporting date. Differences arising on settlement or translation of monetary items are recognized in the statements of profit or loss.
Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss are also recognized in other comprehensive income or profit or loss, respectively).
(d)Current versus non-current classification
The Group presents assets and liabilities in the statements of financial position based on current/non-current classification. An asset is current when it is:
•Expected to be realized or intended to be sold or consumed in the normal operating cycle;
•Held primarily for the purpose of trading;
•Expected to be realized within twelve months after the reporting period; or
•Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
All other assets are classified as non-current.
A liability is current when:
•It is expected to be settled in the normal operating cycle;
•It is held primarily for the purpose of trading;
•It is due to be settled within twelve months after the reporting period; or
•There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.
The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.
The Group classifies all other liabilities as non-current. Deferred income tax assets and liabilities are classified as non-current assets and liabilities.